Subsequent Events (Details) (Subsequent Event [Member], Profit Improvement Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Subsequent Event [Line Items]
Expected annual savings from restructuring	$ 10
Expected period of restructuring	12 months
Minimum [Member]
Subsequent Event [Line Items]
Expected cost of restructuring	22
Maximum [Member]
Subsequent Event [Line Items]
Expected cost of restructuring	24
Writedown of Assets [Member]
Subsequent Event [Line Items]
Expected cost of restructuring	$ 8